Property, Plant and Equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Detail) $ in Millions	Dec. 31, 2017 USD ($) Project Well
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Projects, Number | Project	63
Project, Value	$ 6,580
Wells, Number | Well	341
Wells, Value	$ 6,580
Between 1 and 5 Years [Member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Projects, Number | Project	49
Project, Value	$ 5,782
Wells, Number | Well	198
Wells, Value	$ 4,562
Between 6 and 10 Years [Member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Projects, Number | Project	11
Project, Value	$ 688
Wells, Number | Well	122
Wells, Value	$ 1,647
Between 11 and 15 Years [Member]
Disclosure of detailed information about exploration and evaluation assets [Line Items]
Projects, Number | Project	3
Project, Value	$ 110
Wells, Number | Well	21
Wells, Value	$ 371